Acquisition costs and other expenditure - Components (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquisition costs and other expenditure
Acquisition costs incurred for insurance policies		£ (3,438)	£ (3,712)	£ (3,687)
Acquisition costs deferred less amortisation of acquisition costs		59	911	923
Administration costs and other expenditure		(5,380)	(6,208)	(5,398)
Movements in amounts attributable to external unit holders of consolidated investment funds		(96)	(984)	(562)
Total acquisition costs and other expenditure	[1]	(8,855)	(9,993)	(8,724)
Credit for negative ceding commissions		400
Depreciation and amortisation expense		(1,136)	(288)	(242)
Charge for non-deferred acquisition costs and amortisation of costs that were deferred		(3,379)	(2,801)	(2,764)
UK and Europe insurance operations
Acquisition costs and other expenditure
Movements in amounts attributable to external unit holders of consolidated investment funds		201	(719)	(485)
Asia insurance operations
Acquisition costs and other expenditure
Movements in amounts attributable to external unit holders of consolidated investment funds		(297)	(265)	(77)
Insurance contracts
Acquisition costs and other expenditure
Charge for non-deferred acquisition costs and amortisation of costs that were deferred		(3,367)	(2,772)	(2,734)
Investment contracts
Acquisition costs and other expenditure
Charge for non-deferred acquisition costs and amortisation of costs that were deferred		£ (12)	£ (29)	£ (30)

[1]	The 2017 and 2016 comparative results have been re-presented from those previously published for the deduction of certain expenses against revenue following the adoption of IFRS 15. See note A2.